BASIS OF PRESENTATION	3 Months Ended
Mar. 31, 2019
Basis Of Presentation [Abstract]
BASIS OF PRESENTATION
2.	BASIS OF PRESENTATION

These condensed interim consolidated financial statements do not include all disclosures normally provided in annual financial statements and should be read in conjunction with the Company’s audited financial statements for the year ended December 31, 2018. Accordingly, accounting policies, estimates, and judgements applied are the same as those applied in the Company’s financial statements for the year ended December 31, 2018, unless otherwise indicated. The Company assesses its accounting estimates and judgements every reporting period.

The Company’s interim results are not necessarily indicative of its results for a full year.

a)	Statement of Compliance

These condensed interim consolidated financial statements have been prepared in accordance with IAS 34 - Interim Financial Reporting (“IAS 34”) as issued by the International Accounting Standards Board (“IASB”). As a result, these unaudited condensed interim consolidated financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB have been condensed with certain disclosures from the Annual Financial Statements omitted. Accordingly, these unaudited condensed interim consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2018.

The condensed interim consolidated financial statements were authorized for filing by the Board of Directors on May 29, 2019.

b)	Basis of measurement

These condensed interim consolidated financial statements have been prepared on a going concern basis, at historical cost except for certain financial instruments and biological assets, which are measured at fair value.

c)	Basis of consolidation

These condensed interim consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany transactions and balances are eliminated on consolidation. Subsidiaries are all entities over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

The subsidiaries of the Company at March 31, 2019 include the following:

	Ownership Interest	Ownership Interest
	as at March 31	as at December 31
Name of Entity	2019	2018
Emerald Health Therapeutics Canada Inc. (EHTC)	100%	100%
Emerald Health Naturals Inc. (Naturals)	51%	-
Avalite Sciences Inc. (Avalite)	100%	100%
Pure Sunfarms Corp. (Pure Sunfarms)	50%	50%
Verdélite Sciences Inc. (Verdélite)	100%	100%
Verdélite Property Holdings Inc.	100%	100%

d)	Functional and presentation currency

The Company and its subsidiaries’ functional currency is Canadian dollars. All dollar amounts presented are in Canadian dollars unless otherwise specified.